Segmental information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Information by Reportable Segment

Following this reorganisation, the management of the Group’s operations, excluding Central functions, is organised within three geographical regions:

•	Americas;

•	EMEAA; and

•	Greater China.

These, together with Central functions, comprise the Group’s four reportable segments. Each of the geographical regions is led by its own Chief Executive Officer who reports to the Group Chief Executive Officer. No operating segments have been aggregated to form these reportable segments.

Central functions include costs of global functions including technology, sales and marketing, finance, human resources and corporate services; Central revenue arises principally from technology fee income.

Management monitors the operating results of the geographical regions and Central functions separately for the purpose of making decisions about resource allocation and performance assessment. The System Fund is not viewed as being part of the Group’s core operations as IHG is unable to profit from its activities. As such, its results are not regularly reviewed by the Chief Operating Decision Maker (CODM) and it does not constitute an operating segment under IFRS 8. Similarly, reimbursements of costs are not reported to the CODM and so are not included within the reportable segments.

Segmental performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the Consolidated Financial Statements, excluding System Fund and exceptional items. Group financing activities and income taxes are managed on a group basis and are not allocated to reportable segments.

Comparatives have been restated for IFRS 15 and presentational changes (see pages 109-114) to show segmental information on a consistent basis.

Revenue

	2018 $m	2017 Restated $m	2016 Restated $m
Americas	1,051	999	969
EMEAA	569	457	439
Greater China	143	117	112
Central	170	157	147

Revenue from reportable segments	1,933	1,730	1,667
System Fund revenues	1,233	1,242	1,199
Reimbursement of costs	1,171	1,103	1,046

Total revenue	4,337	4,075	3,912

Profit

	2018 $m	2017 Restated $m	2016 Restated $m
Americas	662	637	626
EMEAA	202	171	157
Greater China	69	52	46
Central	(117)	(102)	(123)

Operating profit from reportable segments	816	758	706
System Fund	(146)	(34)	35
Exceptional items (note 6)	(104)	4	(29)

Operating profit	566	728	712

Net finance costs	(81)	(72)	(80)

Profit before tax	485	656	632
Tax	(133)	(115)	(173)

Profit for the year	352	541	459

All items above relate to continuing operations.

Assets

	2018 $m	2017 Restated $m
Americas	1,568	1,500
EMEAA	666	504
Greater China	110	105
Central	579	541

Segment assets	2,923	2,650
Unallocated assets:
Derivative financial instruments	8	—
Tax receivable	58	117
Deferred tax assets	60	75
Cash and cash equivalents	704	168

Total assets	3,753	3,010

Liabilities

	2018 $m	2017 Restated $m
Americas	(676)	(620)
EMEAA	(241)	(232)
Greater China	(61)	(64)
Central	0	—

Segment liabilities	(978)	(916)
Unallocated liabilities:
Loyalty and co-brand deferred revenue and other payables	(1,291)	(1,186)
Loans and other borrowings	(2,249)	(2,019)
Tax payable	(50)	(89)
Deferred tax liabilities	(131)	(101)
Deferred and contingent purchase consideration	(131)	—

Total liabilities	(4,830)	(4,311)

Other segmental information

Year ended 31 December 2018	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure (see below)	74	33	2	134	243
Non-cash items:
Depreciation and amortisation[a]	27	8	3	42	80
Share-based payments cost	8	4	3	12	27
Share of losses/(gains) of associates and joint ventures	6	(5)	0	0	1

Year ended 31 December 2017 (Restated)	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure (see below)	120	26	2	188	336
Non-cash items:
Depreciation and amortisation[a]	23	7	1	47	78
Share-based payments cost	6	4	3	8	21
Share of losses/(gains) of associates and joint ventures	1	(4)	—	—	(3)
Impairment charges	18	—	—	—	18

Year ended 31 December 2016 (Restated)	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure	67	22	1	148	238
Non-cash items:
Depreciation and amortisation[a]	21	7	1	46	75
Share-based payments cost	6	4	3	4	17
Share of losses/(gains) of associates and joint ventures	7	(5)	—	—	2
Impairment charges	16	—	—	—	16

[a]

Included in the $80m (2017: $78m, 2016: $75m) of depreciation and amortisation is $61m (2017: $53m, 2016: $54m) relating to administrative expenses and $19m (2017: $25m, 2016: $21m) relating to cost of sales. A further $45m of depreciation and amortisation was recorded within System Fund expenses (2017: $36m, 2016: $31m).

Reconciliation of capital expenditure

Year ended 31 December 2018	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure per management reporting	74	33	2	134	243
Contract acquisition costs	(32)	(26)	0	0	(58)
Landlord contributions to property, plant and equipment	0	0	0	8	8
Timing differences and other adjustments	1	0	0	0	1

Additions per the Financial Statements	43	7	2	142	194

Comprising additions to:
Property, plant and equipment	13	2	2	30	47
Intangible assets	0	0	0	112	112
Investment in associates and joint ventures	3	0	0	0	3
Other financial assets	27	5	0	0	32

	43	7	2	142	194

Year ended 31 December 2017 (Restated)	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure per management reporting	120	26	2	188	336
Contract acquisition costs	(36)	(21)	—	—	(57)
Landlord contributions to property, plant and equipment	—	—	—	14	14
Timing differences and other adjustments	(12)	—	—	(1)	(13)

Additions per the Financial Statements	72	5	2	201	280

Comprising additions to:
Property, plant and equipment	10	—	2	32	44
Intangible assets	3	—	—	169	172
Investment in associates and joint ventures	47	—	—	—	47
Other financial assets	12	5	—	—	17

	72	5	2	201	280

Summary of Geographical Information

Geographical information

	Year ended 31 December 2018 $m	Year ended 31 December 2017 Restated $m	Year ended 31 December 2016 Restated $m
Revenue
United Kingdom	151	74	72
United States	1,950	1,845	1,750
China	222	201	192
Rest of World	781	713	699

	3,104	2,833	2,713
System Fund (note 32)	1,233	1,242	1,199

	4,337	4,075	3,912

For the purposes of the above table, hotel revenue is determined according to the location of the hotel and other revenue is attributed to the country of origin. In addition to the United Kingdom, revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue. System Fund revenues are not included in the geographical analysis as the Group does not monitor the Fund’s revenue by location of the hotel, or in the case of the loyalty programme, according to the location where members consume their rewards.

	31 December 2018 $m	31 December 2017 Restated $m
Non-current assets
United Kingdom	148	52
United States	1,510	1,476
Rest of World	361	297

	2,019	1,825